REFUNDABLE SUBSCRIPTION	12 Months Ended
Dec. 31, 2021
Refundable Subscription
REFUNDABLE SUBSCRIPTION

8. REFUNDABLE SUBSCRIPTION

During the year ended December 31, 2016, the Company cancelled subscription agreements of a non-brokered private placement totaling $45,000 and the Company refunded $35,000. As of December 31, 2020, the remaining $10,000 was owing and was due on demand. On January 25, 2021, the $10,000 was settled by the issuance of 40,000 common shares with a fair value of $0.55 per share pursuant to a debt settlement agreement dated December 11, 2020. A loss of $12,000 was recognized by the Company. The common shares issued were subject to a hold period which expired on May 26, 2021.

During the year ended December 31, 2020, the Company received $20,000 of subscription funds for 80,000 flow- through units of the Company at $0.25 per unit, each unit consisting of one common share and one share purchase warrant exercisable at $0.50 per share for two years. On January 15, 2021, the Company issued 80,000 flow-through units of the Company at $0.25 per unit. The securities issued were subject to a hold period which expired on May 16, 2021.